Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000096616
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,993	$ 11,034	$ 10,987	$ 10,897	$ 10,818	$ 10,738	$ 10,725	$ 10,744	$ 10,731	$ 10,718	$ 10,716	$ 10,606	$ 10,420	$ 10,409	$ 10,473	$ 10,484	$ 10,462	$ 10,408	$ 10,441	$ 10,441	$ 10,335	$ 10,431	$ 10,305	$ 10,285	$ 10,119	$ 10,122	$ 10,276	$ 10,367	$ 10,261	$ 10,292	$ 10,229	$ 10,346	$ 10,485	$ 10,509	$ 10,639	$ 10,638	$ 10,620	$ 10,634	$ 10,670	$ 10,685	$ 10,657	$ 10,649	$ 10,631	$ 10,602	$ 10,594	$ 10,647	$ 10,617	$ 10,593	$ 10,532	$ 10,543	$ 10,533	$ 10,524	$ 10,462	$ 10,409	$ 10,256	$ 10,265	$ 10,448	$ 10,406	$ 10,355	$ 10,337	$ 10,326	$ 10,304	$ 10,343	$ 10,300	$ 10,258	$ 10,225	$ 10,172	$ 10,158	$ 10,105	$ 10,070	$ 10,025	$ 9,980	$ 9,945	$ 9,960	$ 9,984	$ 9,979	$ 9,955	$ 9,940	$ 9,895	$ 9,910	$ 9,907	$ 9,913	$ 9,911	$ 9,900	$ 9,947	$ 9,956	$ 9,985	$ 9,954	$ 9,934	$ 9,952	$ 9,902	$ 9,871	$ 9,872	$ 9,841	$ 9,802	$ 9,784	$ 9,881	$ 9,899	$ 9,918	$ 9,918	$ 9,909	$ 9,871	$ 9,882	$ 9,863	$ 9,873	$ 9,863	$ 9,815	$ 9,816	$ 9,816	$ 9,799	$ 9,771	$ 9,773	$ 9,755	$ 9,757	$ 9,778	$ 9,780	$ 9,793	$ 9,823	$ 9,760	$ 9,772	$ 9,775
C000096618
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,423	10,480	10,442	10,362	10,294	10,224	10,218	10,243	10,237	10,230	10,225	10,136	9,954	9,950	10,018	10,034	10,020	9,985	10,022	10,029	9,933	10,021	9,916	9,894	9,739	9,759	9,903	10,008	9,901	9,938	9,883	10,003	10,144	10,183	10,305	10,321	10,310	10,330	10,371	10,391	10,361	10,369	10,358	10,337	10,325	10,392	10,360	10,353	10,300	10,307	10,304	10,311	10,257	10,202	10,057	10,083	10,269	10,234	10,190	10,179	10,174	10,159	10,193	10,168	10,133	10,107	10,061	10,054	10,007	9,978	9,940	9,902	9,873	9,884	9,915	9,916	9,908	9,899	9,861	9,882	9,885	9,887	9,901	9,896	9,950	9,965	9,990	9,976	9,952	9,976	9,942	9,917	9,914	9,899	9,866	9,854	9,958	9,973	9,998	10,015	10,012	9,979	9,996	9,983	10,000	9,995	9,954	9,951	9,957	9,946	9,934	9,932	9,921	9,928	9,956	9,975	9,984	10,021	9,972	9,991	10,000
C000096619
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,410	11,463	11,412	11,316	11,232	11,148	11,132	11,150	11,135	11,119	11,105	11,000	10,794	10,792	10,846	10,856	10,833	10,786	10,819	10,818	10,706	10,804	10,673	10,651	10,477	10,479	10,638	10,731	10,619	10,650	10,583	10,692	10,835	10,869	10,991	11,000	10,981	10,993	11,028	11,042	11,001	10,991	10,982	10,951	10,931	10,994	10,952	10,925	10,861	10,871	10,860	10,859	10,794	10,728	10,568	10,587	10,774	10,730	10,665	10,655	10,632	10,619	10,647	10,602	10,568	10,533	10,466	10,461	10,405	10,368	10,321	10,273	10,235	10,239	10,263	10,257	10,240	10,223	10,177	10,191	10,186	10,181	10,187	10,175	10,222	10,230	10,248	10,226	10,204	10,211	10,168	10,135	10,134	10,101	10,061	10,040	10,139	10,156	10,165	10,173	10,163	10,123	10,132	10,111	10,120	10,109	10,059	10,048	10,048	10,028	10,009	9,999	9,980	9,980	10,001	10,012	10,013	10,043	9,987	9,998	10,000
C000096620
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,153,203	1,158,523	1,152,171	1,143,590	1,133,893	1,125,313	1,124,833	1,125,479	1,125,027	1,123,412	1,121,877	1,111,225	1,090,418	1,089,007	1,095,509	1,096,381	1,093,921	1,088,034	1,091,197	1,090,998	1,079,685	1,089,473	1,076,109	1,073,833	1,056,207	1,057,445	1,072,209	1,082,580	1,070,139	1,073,135	1,066,357	1,078,336	1,092,605	1,094,863	1,108,174	1,107,864	1,105,803	1,107,009	1,110,464	1,111,784	1,108,688	1,107,606	1,106,597	1,102,300	1,101,225	1,106,445	1,103,151	1,100,384	1,093,849	1,094,798	1,093,547	1,092,290	1,085,651	1,079,990	1,063,811	1,065,646	1,083,291	1,079,806	1,073,195	1,071,097	1,069,725	1,067,277	1,071,034	1,066,451	1,061,850	1,058,211	1,052,487	1,050,846	1,045,148	1,042,352	1,036,491	1,031,599	1,027,721	1,029,023	1,031,358	1,030,654	1,027,866	1,026,111	1,021,323	1,022,642	1,022,087	1,022,512	1,022,049	1,020,680	1,025,372	1,026,088	1,028,800	1,025,456	1,023,136	1,024,758	1,019,405	1,016,050	1,015,859	1,012,490	1,008,330	1,006,172	1,015,982	1,017,634	1,019,385	1,019,178	1,018,026	1,013,873	1,014,745	1,012,572	1,013,383	1,012,141	1,007,051	1,005,924	1,005,763	1,004,714	1,001,697	1,001,669	999,657	999,598	1,001,571	1,001,588	1,002,647	1,005,553	998,840	999,926	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165	11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,838	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,117	10,170	10,141	10,246	10,068	10,017	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165	11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,838	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,117	10,170	10,141	10,246	10,068	10,017	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,734	12,609	12,510	12,397	12,210	12,246	12,400	12,400	12,384	12,448	12,165	11,439	11,537	11,885	12,059	12,012	11,892	11,996	12,024	11,763	12,035	11,699	11,666	11,144	11,238	11,686	11,948	11,641	11,834	11,661	11,993	12,395	12,439	12,789	12,769	12,661	12,698	12,790	12,838	12,732	12,697	12,659	12,554	12,477	12,678	12,598	12,522	12,336	12,373	12,370	12,429	12,223	12,123	11,749	11,899	12,346	12,189	11,974	11,938	11,908	11,887	11,983	11,797	11,702	11,659	11,501	11,458	11,279	11,219	11,135	11,003	10,883	10,950	11,022	10,993	10,967	10,957	10,833	10,872	10,832	10,865	10,994	10,880	10,939	10,912	10,968	10,885	10,798	10,837	10,667	10,591	10,568	10,495	10,426	10,305	10,704	10,818	10,872	10,857	10,851	10,681	10,652	10,574	10,541	10,524	10,400	10,328	10,287	10,246	10,172	10,152	10,079	10,089	10,117	10,170	10,141	10,246	10,068	10,017	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,254,809	1,273,376	1,260,914	1,251,047	1,239,747	1,221,031	1,224,623	1,239,980	1,240,019	1,238,428	1,244,785	1,216,511	1,143,895	1,153,713	1,188,548	1,205,909	1,201,157	1,189,244	1,199,640	1,202,387	1,176,288	1,203,502	1,169,897	1,166,557	1,114,431	1,123,777	1,168,630	1,194,816	1,164,059	1,183,442	1,166,119	1,199,291	1,239,471	1,243,928	1,278,936	1,276,876	1,266,098	1,269,811	1,279,041	1,283,752	1,273,193	1,269,707	1,265,930	1,255,400	1,247,705	1,267,849	1,259,821	1,252,193	1,233,577	1,237,294	1,237,032	1,242,863	1,222,277	1,212,299	1,174,923	1,189,856	1,234,640	1,218,921	1,197,408	1,193,763	1,190,785	1,188,655	1,198,260	1,179,653	1,170,222	1,165,917	1,150,062	1,145,756	1,127,926	1,121,919	1,113,502	1,100,327	1,088,282	1,095,025	1,102,160	1,099,337	1,096,676	1,095,741	1,083,336	1,087,216	1,083,218	1,086,464	1,099,407	1,088,035	1,093,892	1,091,228	1,096,804	1,088,520	1,079,784	1,083,671	1,066,741	1,059,056	1,056,762	1,049,475	1,042,601	1,030,503	1,070,425	1,081,774	1,087,200	1,085,735	1,085,072	1,068,080	1,065,199	1,057,424	1,054,085	1,052,430	1,040,021	1,032,765	1,028,675	1,024,601	1,017,232	1,015,238	1,007,937	1,008,856	1,011,651	1,016,987	1,014,059	1,024,628	1,006,784	1,001,730	1,000,000
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Account Value	$ 11,302	11,339	11,302	11,230	11,159	11,097	11,071	11,072	11,077	11,060	11,068	11,001	10,845	10,817	10,862	10,851	10,830	10,782	10,794	10,827	10,708	10,807	10,713	10,718	10,597	10,580	10,675	10,763	10,703	10,699	10,622	10,662	10,750	10,764	10,838	10,838	10,835	10,837	10,852	10,854	10,840	10,842	10,837	10,828	10,820	10,826	10,805	10,792	10,777	10,786	10,779	10,778	10,752	10,751	10,637	10,621	10,676	10,655	10,615	10,598	10,580	10,549	10,570	10,555	10,524	10,492	10,452	10,445	10,417	10,394	10,360	10,321	10,287	10,279	10,299	10,303	10,280	10,244	10,209	10,219	10,225	10,210	10,179	10,172	10,223	10,221	10,234	10,214	10,184	10,196	10,178	10,161	10,158	10,127	10,087	10,065	10,115	10,110	10,130	10,148	10,130	10,114	10,110	10,097	10,113	10,098	10,063	10,068	10,079	10,068	10,056	10,039	10,024	10,022	10,025	10,023	10,024	10,021	10,000	10,007	10,000
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value	$ 11,397	11,462	11,402	11,291	11,195	11,106	11,112	11,154	11,174	11,161	11,185	11,080	10,810	10,796	10,904	10,933	10,908	10,841	10,905	10,957	10,790	10,960	10,811	10,794	10,586	10,590	10,783	10,928	10,804	10,815	10,685	10,793	10,975	11,006	11,191	11,187	11,184	11,201	11,225	11,229	11,192	11,191	11,188	11,162	11,132	11,173	11,146	11,122	11,090	11,109	11,096	11,097	11,031	11,010	10,799	10,785	10,935	10,897	10,824	10,803	10,778	10,731	10,786	10,758	10,698	10,649	10,580	10,580	10,534	10,500	10,441	10,373	10,320	10,326	10,368	10,372	10,338	10,297	10,241	10,272	10,279	10,275	10,260	10,237	10,337	10,340	10,375	10,331	10,285	10,317	10,261	10,231	10,233	10,175	10,102	10,074	10,204	10,216	10,258	10,271	10,242	10,189	10,198	10,172	10,198	10,159	10,095	10,100	10,121	10,096	10,060	10,049	10,016	9,993	10,013	10,017	10,020	10,041	9,977	10,006	10,000
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Account Value	$ 11,302	11,339	11,302	11,230	11,159	11,097	11,071	11,072	11,077	11,060	11,068	11,001	10,845	10,817	10,862	10,851	10,830	10,782	10,794	10,827	10,708	10,807	10,713	10,718	10,597	10,580	10,675	10,763	10,703	10,699	10,622	10,662	10,750	10,764	10,838	10,838	10,835	10,837	10,852	10,854	10,840	10,842	10,837	10,828	10,820	10,826	10,805	10,792	10,777	10,786	10,779	10,778	10,752	10,751	10,637	10,621	10,676	10,655	10,615	10,598	10,580	10,549	10,570	10,555	10,524	10,492	10,452	10,445	10,417	10,394	10,360	10,321	10,287	10,279	10,299	10,303	10,280	10,244	10,209	10,219	10,225	10,210	10,179	10,172	10,223	10,221	10,234	10,214	10,184	10,196	10,178	10,161	10,158	10,127	10,087	10,065	10,115	10,110	10,130	10,148	10,130	10,114	10,110	10,097	10,113	10,098	10,063	10,068	10,079	10,068	10,056	10,039	10,024	10,022	10,025	10,023	10,024	10,021	10,000	10,007	10,000
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value	$ 11,397	11,462	11,402	11,291	11,195	11,106	11,112	11,154	11,174	11,161	11,185	11,080	10,810	10,796	10,904	10,933	10,908	10,841	10,905	10,957	10,790	10,960	10,811	10,794	10,586	10,590	10,783	10,928	10,804	10,815	10,685	10,793	10,975	11,006	11,191	11,187	11,184	11,201	11,225	11,229	11,192	11,191	11,188	11,162	11,132	11,173	11,146	11,122	11,090	11,109	11,096	11,097	11,031	11,010	10,799	10,785	10,935	10,897	10,824	10,803	10,778	10,731	10,786	10,758	10,698	10,649	10,580	10,580	10,534	10,500	10,441	10,373	10,320	10,326	10,368	10,372	10,338	10,297	10,241	10,272	10,279	10,275	10,260	10,237	10,337	10,340	10,375	10,331	10,285	10,317	10,261	10,231	10,233	10,175	10,102	10,074	10,204	10,216	10,258	10,271	10,242	10,189	10,198	10,172	10,198	10,159	10,095	10,100	10,121	10,096	10,060	10,049	10,016	9,993	10,013	10,017	10,020	10,041	9,977	10,006	10,000
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Account Value	$ 11,302	11,339	11,302	11,230	11,159	11,097	11,071	11,072	11,077	11,060	11,068	11,001	10,845	10,817	10,862	10,851	10,830	10,782	10,794	10,827	10,708	10,807	10,713	10,718	10,597	10,580	10,675	10,763	10,703	10,699	10,622	10,662	10,750	10,764	10,838	10,838	10,835	10,837	10,852	10,854	10,840	10,842	10,837	10,828	10,820	10,826	10,805	10,792	10,777	10,786	10,779	10,778	10,752	10,751	10,637	10,621	10,676	10,655	10,615	10,598	10,580	10,549	10,570	10,555	10,524	10,492	10,452	10,445	10,417	10,394	10,360	10,321	10,287	10,279	10,299	10,303	10,280	10,244	10,209	10,219	10,225	10,210	10,179	10,172	10,223	10,221	10,234	10,214	10,184	10,196	10,178	10,161	10,158	10,127	10,087	10,065	10,115	10,110	10,130	10,148	10,130	10,114	10,110	10,097	10,113	10,098	10,063	10,068	10,079	10,068	10,056	10,039	10,024	10,022	10,025	10,023	10,024	10,021	10,000	10,007	10,000
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value	$ 11,397	11,462	11,402	11,291	11,195	11,106	11,112	11,154	11,174	11,161	11,185	11,080	10,810	10,796	10,904	10,933	10,908	10,841	10,905	10,957	10,790	10,960	10,811	10,794	10,586	10,590	10,783	10,928	10,804	10,815	10,685	10,793	10,975	11,006	11,191	11,187	11,184	11,201	11,225	11,229	11,192	11,191	11,188	11,162	11,132	11,173	11,146	11,122	11,090	11,109	11,096	11,097	11,031	11,010	10,799	10,785	10,935	10,897	10,824	10,803	10,778	10,731	10,786	10,758	10,698	10,649	10,580	10,580	10,534	10,500	10,441	10,373	10,320	10,326	10,368	10,372	10,338	10,297	10,241	10,272	10,279	10,275	10,260	10,237	10,337	10,340	10,375	10,331	10,285	10,317	10,261	10,231	10,233	10,175	10,102	10,074	10,204	10,216	10,258	10,271	10,242	10,189	10,198	10,172	10,198	10,159	10,095	10,100	10,121	10,096	10,060	10,049	10,016	9,993	10,013	10,017	10,020	10,041	9,977	10,006	10,000
DWS Index: Bloomberg 1-Year General Obligation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year General Obligation Index
Account Value	$ 1,130,196	1,133,883	1,130,184	1,123,034	1,115,872	1,109,740	1,107,059	1,107,182	1,107,746	1,106,043	1,106,754	1,100,149	1,084,488	1,081,672	1,086,169	1,085,140	1,082,986	1,078,178	1,079,387	1,082,688	1,070,791	1,080,695	1,071,342	1,071,761	1,059,705	1,058,006	1,067,523	1,076,315	1,070,279	1,069,882	1,062,173	1,066,157	1,074,952	1,076,378	1,083,765	1,083,801	1,083,502	1,083,718	1,085,159	1,085,434	1,083,985	1,084,178	1,083,727	1,082,821	1,082,011	1,082,619	1,080,541	1,079,174	1,077,654	1,078,623	1,077,871	1,077,779	1,075,245	1,075,106	1,063,737	1,062,116	1,067,604	1,065,456	1,061,533	1,059,829	1,057,997	1,054,871	1,057,010	1,055,512	1,052,359	1,049,242	1,045,232	1,044,523	1,041,684	1,039,358	1,036,047	1,032,070	1,028,676	1,027,900	1,029,921	1,030,263	1,027,983	1,024,439	1,020,903	1,021,879	1,022,498	1,021,016	1,017,856	1,017,223	1,022,270	1,022,147	1,023,394	1,021,387	1,018,392	1,019,638	1,017,754	1,016,112	1,015,822	1,012,657	1,008,720	1,006,524	1,011,501	1,010,959	1,013,000	1,014,831	1,012,999	1,011,367	1,010,971	1,009,670	1,011,282	1,009,775	1,006,306	1,006,753	1,007,861	1,006,781	1,005,606	1,003,933	1,002,355	1,002,172	1,002,485	1,002,314	1,002,402	1,002,083	999,997	1,000,675	1,000,000
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-Year (2-4) Municipal Bond Index
Account Value	$ 1,139,656	$ 1,146,180	$ 1,140,199	$ 1,129,131	$ 1,119,465	$ 1,110,590	$ 1,111,232	$ 1,115,449	$ 1,117,354	$ 1,116,124	$ 1,118,532	$ 1,107,950	$ 1,080,967	$ 1,079,589	$ 1,090,376	$ 1,093,274	$ 1,090,773	$ 1,084,084	$ 1,090,508	$ 1,095,706	$ 1,079,017	$ 1,096,013	$ 1,081,079	$ 1,079,357	$ 1,058,649	$ 1,059,006	$ 1,078,298	$ 1,092,757	$ 1,080,416	$ 1,081,465	$ 1,068,497	$ 1,079,256	$ 1,097,499	$ 1,100,582	$ 1,119,064	$ 1,118,722	$ 1,118,441	$ 1,120,138	$ 1,122,547	$ 1,122,934	$ 1,119,171	$ 1,119,094	$ 1,118,822	$ 1,116,189	$ 1,113,214	$ 1,117,284	$ 1,114,551	$ 1,112,238	$ 1,109,033	$ 1,110,936	$ 1,109,582	$ 1,109,740	$ 1,103,114	$ 1,100,975	$ 1,079,902	$ 1,078,471	$ 1,093,463	$ 1,089,652	$ 1,082,436	$ 1,080,288	$ 1,077,784	$ 1,073,071	$ 1,078,567	$ 1,075,840	$ 1,069,773	$ 1,064,884	$ 1,058,010	$ 1,058,019	$ 1,053,365	$ 1,049,974	$ 1,044,091	$ 1,037,285	$ 1,032,011	$ 1,032,611	$ 1,036,827	$ 1,037,163	$ 1,033,807	$ 1,029,730	$ 1,024,137	$ 1,027,186	$ 1,027,946	$ 1,027,536	$ 1,026,029	$ 1,023,749	$ 1,033,704	$ 1,033,991	$ 1,037,454	$ 1,033,067	$ 1,028,540	$ 1,031,660	$ 1,026,116	$ 1,023,054	$ 1,023,331	$ 1,017,466	$ 1,010,245	$ 1,007,411	$ 1,020,442	$ 1,021,569	$ 1,025,781	$ 1,027,127	$ 1,024,178	$ 1,018,879	$ 1,019,763	$ 1,017,214	$ 1,019,763	$ 1,015,866	$ 1,009,475	$ 1,010,038	$ 1,012,130	$ 1,009,607	$ 1,006,034	$ 1,004,931	$ 1,001,573	$ 999,253	$ 1,001,338	$ 1,001,748	$ 1,001,976	$ 1,004,115	$ 997,688	$ 1,000,623	$ 1,000,000